UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DiMaio Ahmad Capital LLC
Address: 245 Park Avenue

         New York, NY  10167

13F File Number:  28-12959

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Gange
Title:     Director
Phone:     212-328-7950

Signature, Place, and Date of Signing:

     /s/ Jim Gange     New York, NY/USA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $115,639 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVENTINE RENEWABLE ENERGY      COM              05356X403      182    35000 SH       SOLE                    35000        0        0
CAPITAL ONE FINL CORP          COM              14040H105     1284    13238 SH  PUT  SOLE                    13238        0        0
CATERPILLAR INC DEL            COM              149123101      330     6000 SH  PUT  SOLE                     6000        0        0
CENTEX CORP                    COM              152312104     2307    23750 SH  PUT  SOLE                    23750        0        0
D R HORTON INC                 COM              23331A109     1223    23500 SH  PUT  SOLE                    23500        0        0
DANA HOLDING CORP              COM              235825205     8000   800000 SH       SOLE                   800000        0        0
DYNEGY INC DEL                 CL A             26817G102     5742   727700 SH       SOLE                   727700        0        0
GLOBAL BPO SVCS CORP           UNIT 99/99/9999  378981203     8800  1100000 SH       SOLE                  1100000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      139      500 SH  PUT  SOLE                      500        0        0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     1119   362045 SH       SOLE                   362045        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     6991   150000 SH       SOLE                   150000        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308       26       42 SH  CALL SOLE                       42        0        0
LEHMAN BROS HLDGS INC          COM              524908100     3806   101100 SH       SOLE                   101100        0        0
LEHMAN BROS HLDGS INC          COM              524908100     4275    10000 SH  PUT  SOLE                    10000        0        0
LENNAR CORP                    CL A             526057104     1570    20500 SH  PUT  SOLE                    20500        0        0
LORAL SPACE & COMMUNICATNS L   COM              543881106        2       86 SH       SOLE                       86        0        0
MANITOWOC INC                  COM              563571108      170     2000 SH  PUT  SOLE                     2000        0        0
MERRILL LYNCH & CO INC         COM              590188108    40657  1041666 SH       SOLE                  1041666        0        0
NII HLDGS INC                  CL B NEW         62913F201     3178   100000 SH       SOLE                   100000        0        0
NRG ENERGY INC                 COM NEW          629377508     3786    97100 SH       SOLE                    97100        0        0
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106       55     5000 SH  PUT  SOLE                     5000        0        0
PGT INC                        COM              69336V101     2016   735765 SH       SOLE                   735765        0        0
PULTE HOMES INC                COM              745867101     1180    18500 SH  PUT  SOLE                    18500        0        0
RELIANT ENERGY INC             COM              75952B105     3760   159000 SH       SOLE                   159000        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101      212     2500 SH  PUT  SOLE                     2500        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101     1649    18000 SH       SOLE                    18000        0        0
RIVIERA HLDGS CORP             COM              769627100      231    11200 SH       SOLE                    11200        0        0
SPDR TR                        UNIT SER 1       78462F103     1831    30000 SH  PUT  SOLE                    30000        0        0
UAL CORP                       COM NEW          902549807       81     3773 SH       SOLE                     3773        0        0
VANTAGE ENERGY SERVICES INC    UNIT 99/99/9999  92209F201    10853  1365200 SH       SOLE                  1365200        0        0
VERASUN ENERGY CORP            COM              92336G106      184    25000 SH       SOLE                    25000        0        0